Unpaid Loss and Loss Adjustment Expense (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Unpaid Loss and Loss Adjustment Expense
Activity in the liability for unpaid loss and LAE

The following table presents the activity in the liability for unpaid loss and loss adjustment expense ("LAE") for the nine months ended September 30, 2020 and 2019 ($ in millions):

	Nine Months Ended September 30,
	2020	2019
Unpaid loss and LAE at beginning of period	$28.2	$13.1
Less: Reinsurance recoverable at beginning of period (1)	18.5	11.3
Net unpaid loss and LAE at beginning of period	9.7	1.8
Add: Incurred loss and LAE, net of reinsurance, related to:
Current year	44.1	32.2
Prior years	1.3	(1.8)
Total incurred	45.4	30.4
Deduct: Paid loss and LAE, net of reinsurance, related to:
Current year	36.4	36.0
Prior years	11.0	(12.0)
Total paid	47.4	24.0
Unpaid loss and LAE, net of reinsurance recoverable, at end of period	7.7	8.2
Reinsurance recoverable at end of period (1)	32.0	16.4
Unpaid loss and LAE, gross of reinsurance recoverable, at end of period	$39.7	$24.6
(1)	Reinsurance recoverable in this table includes only ceded unpaid loss and LAE

The following table presents the activity in the liability for unpaid loss and LAE in 2018 and 2019 ($ in millions):

	December 31,
	2018	2019
Unpaid loss and LAE as of January 1	$2.1	$13.1
Less: Reinsurance recoverable(1)	2.0	11.3
Net unpaid loss and LAE as of January 1	0.1	1.8
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year	15.2	47.3
Prior years	—	(1.5)
Total incurred	15.2	45.8
Deduct: Paid losses and LAE, net of reinsurance, related to:
Current year	13.4	37.7
Prior years	0.1	0.2
Total paid	13.5	37.9
Unpaid loss and LAE, net of reinsurance recoverable, as of December 31	1.8	9.7
Reinsurance recoverable as of December 31(1)	11.3	18.5
Unpaid loss and LAE, gross of reinsurance recoverable, as of December 31	$13.1	$28.2
(1)	Reinsurance recoverable in this table includes only ceded unpaid loss and LAE